LEASES (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Lease expiration date	Dec. 31, 2030
Write off Operating ROU assets	$ 1.8
Write off Operating Lease liability	$ 3.3
TAT Industries [Member]
Lease expiration date	Dec. 31, 2024